Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of changes in long-term investments

	Cost	Equity Method			Available for Sale
	Method	(E-House)	(Leju)	(Others)	Securities	Total
	(In thousands)
Balance at January 1, 2014	$164,737	$175,205	$—	$46,970	$139,675	$526,587
New investments	180,854	—	—	13,763	39,640	234,257
Income from investments	—	10,138	—	9,333	—	19,471
Investment impairment	(10,126)	—	—	(5,187)	(2,647)	(17,960)
Unrealized gain, net	—	—	—	—	75,450	75,450
Disposal\change in interest of investment	(37,625)	48,298	—	47,394	(9,654)	48,413
Changes from cost method to consolidation	(12,684)	—	—	—	—	(12,684)
Changes from cost method to available-for-sale securities	(20,000)	—	—	—	20,000	—
Dividend received	—	(5,867)	—	(4,103)	—	(9,970)
Foreign exchange impact	(1,954)	(1,134)	—	(473)	—	(3,561)

Balance at December 31, 2014	$263,202	$226,640	$—	$107,697	$262,464	$860,003
New investments	317,817	—	4,453	41,954	64,566	428,790
Income (loss) from investments	—	1,873	245	(1,900)	—	218
Investment impairment	(6,609)	—	—	—	—	(6,609)
Unrealized gain, net	—	—	—	—	24,892	24,892
Disposal\dilution of investments	(5,416)	(4,453)	—	(7,566)	(48,213)	(65,648)
Changes from cost method to available-for-sale securities	(7,788)	—	—	—	7,788	—
Dividend received	—	(10,259)	(293)	(6,115)	—	(16,667)
Foreign exchange impact	(6,285)	(3,340)	(61)	(2,653)	—	(12,339)

Balance at December 31, 2015	$554,921	$210,461	$4,344	$131,417	$311,497	$1,212,640
New investments	331,949	139,953	195,126	56,160	52,449	775,637
Income (loss) from investments	—	(3,760)	308	(8,314)	—	(11,766)
Investment impairment	(29,032)	—	—	(2,455)	(4,822)	(36,309)
Unrealized loss, net	—	—	—	—	(80,795)	(80,795)
Disposal\dilution of investments	(67,658)	(341,052)	—	10,902	(124,040)	(521,848)
Dividend received	—	—	—	(3,103)	—	(3,103)
Foreign exchange impact	(7,889)	(5,602)	(116)	(2,642)	—	(16,249)

Balance at December 31, 2016	$782,291	$—	$199,662	$181,965	$154,289	$1,318,207

Summary of condensed financial information

	Years Ended December 31,
	2014	2015	2016
	(In thousands)
Operating data:
Revenue	$1,023,959	$1,139,303	$1,884,793
Gross profit	$698,579	$777,323	$1,385,828
Income (loss) from operations	$89,934	$17,866	$(21,238)
Net income (loss)	$88,228	$1,772	$(57,894)
Net income (loss) attributable to our equity method investments companies	$75,121	$17,859	$(27,895)

	As of December 31,
	2015	2016
	(In thousands)
Balance sheet data:
Current assets	$1,617,225	$858,996
Long-term assets	$903,293	$606,819
Current liabilities	$672,439	$206,928
Long-term liabilities	$100,641	$29,406
Non-controlling interests	$162,273	$3,320

Schedule of the carrying amount and fair value of marketable securities

	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In thousands)
Youku Tudou	$91,969	$—	$(3,036)	$88,933
Alibaba	20,000	130,777	—	150,777
Others	20,274	2,480	—	22,754

December 31, 2014	$132,243	$133,257	$(3,036)	$262,464

Youku Tudou	$68,028	$32,951	$—	$100,979
Alibaba	18,997	92,982	—	111,979
Jupai	17,788	14,121	—	31,909
Others	51,571	17,324	(2,265)	66,630

December 31, 2015	$156,384	$157,378	$(2,265)	$311,497

Alibaba	$12,248	$65,757	$—	$78,005
Jupai	23,068	8,576	—	31,644
Others	44,656	807	(823)	44,640

December 31, 2016	$79,972	$75,140	$(823)	$154,289

E-House
Schedule of investment with cost allocated

	As of December 31,
	2014	2015
	(In thousands)
Carrying value of investment in E-House	$226,640	$210,461
Proportionate share of E-House’s net tangible and intangible assets *	208,731	183,125
Proportionate share of E-House’s change of APIC which was not picked up by SINA	6,476	17,088

Excess of carrying value of investment over proportionate share of E-House’s net tangible and intangible assets	$11,433	$10,248

The excess of carrying value has been primarily assigned to:
Goodwill and amortizable intangible assets *	$14,269	$12,689
Deferred tax liabilities	(2,836)	(2,441)

	$11,433	$10,248

Cumulative gain in equity interest	$4,731	$6,604

* The weighted average life of the intangible assets recorded in E-House’s financial statements was 8 years and the intangible assets not included in E-House’s financial statements, excluding the asset with indefinite life, was 6 years.

Leju
Schedule of investment with cost allocated

As of December 31,
2016
(In thousands)

Carrying value of investment in Leju	$199,662
Proportionate share of Leju’s net tangible and intangible assets **	114,900

Excess of carrying value of investment over proportionate share of Leju’s net tangible and intangible assets	$84,762

The excess of carrying value has been primarily assigned to:
Goodwill and amortizable intangible assets **	$90,175
Deferred tax liabilities	(5,413)

$84,762

Cumulative gain in equity interest	$553

** The weighted average life of the intangible assets recorded in Leju’s financial statements was 7 years and the intangible assets not included in Leju’s financial statements was 8 years.